Subordinated Liabilities - Summary of Subordinated Liabilities - Parent (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Subordinated liabilities [line items]
- Subordinated liabilities	£ 3,257	£ 3,528